Financial instruments and financial risk factors - Schedule of fair value measurement of price (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Cobalt
Disclosure of detailed information about financial instruments [line items]
BM&E Metric tonnes subject to fair value pricing adjustments	$ 4,359	$ 4,428
10% increase in prices	400,000	800,000
10% decrease in prices	(400,000)	(800,000)
Nickel
Disclosure of detailed information about financial instruments [line items]
BM&E Metric tonnes subject to fair value pricing adjustments	4,359	4,428
10% increase in prices	1,100,000	1,400,000
10% decrease in prices	$ (1,100,000)	$ (1,400,000)